Summary of Significant Accounting Policies (Details 3) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Available for sale securities Securities in captive insurance subsidiary portfolio Minimum	Dec. 31, 2012 Available for sale securities Securities in captive insurance subsidiary portfolio Maximum	Oct. 23, 2012 Available for sale securities Original investment de-merged into CSCG and CAPC	Dec. 31, 2011 Available for sale securities Original investment de-merged into CSCG and CAPC	Oct. 23, 2012 Available for sale securities CSCG	Dec. 31, 2011 Available for sale securities CSCG	Oct. 23, 2012 Available for sale securities CAPC	Dec. 31, 2011 Available for sale securities CAPC	Dec. 31, 2012 Held-to-maturity securities	Dec. 31, 2011 Held-to-maturity securities
Marketable and Non-Marketable Securities
Investment maturity period			1 year	10 years
Net unrealized gains (losses) recorded in other comprehensive income (loss)	$ 2,613,000	$ 41,861,000
Number of shares owned							35.4	35.4	38.9	35.4
Proceeds received from the sale of investments					327,100,000
Gain recognized on sale of investment					82,700,000
Amount included in gain reclassified from accumulated other comprehensive income (loss)					79,400,000
Market value of investments								170,700,000		100,900,000
Aggregate unrealized gain (loss) on available-for-sale investments, net						39,700,000
Investments used to fund debt service requirements											24,900,000	24,900,000
Value of non-marketable security accounted for under the cost method	98,900,000	105,100,000
Other-than-temporary non-cash charges	$ 71,000,000